Bishop Volatility Flex Fund Investor Class Shares: BVFVX Class C Shares: BVFCX

1-877-705-1115

www.bishopassetmanagement.com

Summary Prospectus    October 19, 2010, as revised June 30, 2011

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated October 19, 2010, as revised June 30, 2011, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.bishopassetmanagement.com/prospectus. You can also obtain these documents at no cost by calling 1-877-705-1115 or by sending an email request to orderbishop@geminifund.com.

Investment Objective: The Fund primarily seeks capital appreciation with capital preservation as a secondary goal.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (1)	0.33%	0.33%
Total Annual Fund Operating Expenses	1.33%	2.08%

                                                    (1)  Based on estimated amounts for the current fiscal year.

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Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 years
Investor Class	$135	$421
Class C	$211	$652

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  The Fund seeks to achieve its investment objectives by investing primarily in a combination of:

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call and put options on the Standard & Poor's 500 Index, and

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short-term U.S. Treasury securities.

The Fund seeks to achieve its primary investment objective – capital appreciation – from gains on purchased and written options on the S&P 500 Index or exchange traded funds ("ETFs") linked to the S&P 500 Index.  The Fund's strategy of investing in both calls and puts is intended to produce gains regardless of the direction of the S&P 500 Index, because the Fund can benefit from both an increase or decrease in the S&P 500 Index.  The Fund seeks to achieve its secondary investment objective – capital preservation – from the relatively stable asset value provided by short-term U.S. Treasury securities.

The adviser employs a proprietary investment strategy that incorporates both (1) a quantitative model to assess relative value among option contracts and (2) a technical analysis overlay to determine short-term buy and sell signals for the S&P 500 Index.  The adviser's quantitative model uses historical stock market volatility to forecast future volatility, which serves as an input to determine relative value among call and put options.  The adviser uses technical analysis to forecast short-term movements in both the stock market overall and specific option contracts.

The adviser buys securities and options that it believes will generate positive capital appreciation and sells them when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis.  The adviser writes options to reduce the net cost of the Fund's purchased option positions.  It covers (buys back) written options when a fair-value price target is achieved or to adjust portfolio positions

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when a purchased option is sold.  The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and options to achieve the Fund's investment objectives.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

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Call Option Risk.  When the Fund purchases a call option on a security or index it may loose the entire premium paid if the underlying security or index does not increase in value.  The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

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ETF Risk.  ETFs linked to the S&P 500 are subject to investment advisory and other expenses, which will cause their performance to lag the S&P 500 Index.

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Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

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Leveraging Risk. The use of leverage, such as that embedded in options, will magnify the Fund's gains or losses.

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Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

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Management Risk. The adviser's reliance on its option-based strategy and its judgments about the potential appreciation of a particular option or security in which the Fund invests may prove to be incorrect.

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Market Risk.  Overall equity market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Put Option Risk.  When the Fund purchases a put option on a security or index it may loose the entire premium paid if the underlying security or index does not decrease in value.  The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

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Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

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Written Options Risk.  The Fund will incur a loss as a result of a written options (also referred to as a short position) if the price of the written option instrument

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increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.bishopassetmanagement.com or by calling 1-877-705-1115.

Investment Adviser:  Bishop Asset Management, LLC.

Portfolio Manager: Kevin Nugent, Chief Investment Officer of the adviser, has served the Fund as its portfolio manager since it commenced operations in 2010.

Purchase and Sale of Fund Shares: The minimum initial investment in Investor Class shares and Class C shares is $5,000 for regular accounts and $2,000 for retirement plans, and the minimum subsequent investment is $2,000 for regular accounts and $500 for retirement plans.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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